S000088578 [Member] Investment Objectives and Goals - iShares iBonds 1-5 Year High Yield and Income Ladder ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBONDS® 1-5 YEAR HIGH YIELD AND INCOME LADDER ETFTicker: LDRHStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares iBonds 1-5 Year High Yield and Income Ladder ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying iShares iBonds High Yield and Income ETFs with maturities less than six years.